COMMITMENTS AND CONTINGENCIES - Investment Holdings Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	$ 158,440	$ 134,035
Qualified Affordable Housing Project Investments, Commitment	84,334	72,511
Amortization Method Qualified Affordable Housing Project Investments, Amortization	35,755	21,687	$ 13,481
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(37,090)	(21,270)	(13,144)
Low Income Housing Tax Credits
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	126,537	108,974
Qualified Affordable Housing Project Investments, Commitment	70,690	57,341
Amortization Method Qualified Affordable Housing Project Investments, Amortization	11,929	8,894	8,076
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(11,088)	(8,581)	(7,629)
Historic tax credit [Member]
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	17,108	2,581
Qualified Affordable Housing Project Investments, Commitment	11,955	56
Amortization Method Qualified Affordable Housing Project Investments, Amortization	0	1,116	474
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(319)	(263)	(563)
New Markets Tax Credit
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	2,944	3,895
Qualified Affordable Housing Project Investments, Commitment	0	0
Amortization Method Qualified Affordable Housing Project Investments, Amortization	415	210	175
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(210)	(210)	(175)
Renewable Energy Program [Member]
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	11,851	18,585
Qualified Affordable Housing Project Investments, Commitment	1,689	15,114
Amortization Method Qualified Affordable Housing Project Investments, Amortization	23,411	11,467	4,756
Affordable Housing Tax Credits and Other Tax Benefits, Amount	$ (25,473)	$ (12,216)	$ (4,777)